The Nature of Expenses - Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Amortization of intangible assets	$ 394	$ 1,378	$ 1,738
Cost of Revenues
Statement [line items]
Amortization of intangible assets	72	93	78
Operating Expenses
Statement [line items]
Amortization of intangible assets	$ 322	$ 1,285	$ 1,660